Share-Based Compensation Plans - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) yr ₨ / shares	Mar. 31, 2022 USD ($) yr	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognised on account of cash settled share based plan	₨ 138	$ 2	₨ 63	₨ 5
Share based compensation liability	₨ 192			72	$ 3
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards	₨ 1
Performance period of awards	performance period is three years, with no re-testing being allowed.	performance period is three years, with no re-testing being allowed.
Share-based payment transactions expense recognized	₨ 432	$ 6	₨ 575	754
Weighted average share price at date of exercise of stock options	₨ 339.32		₨ 131.08
Weighted average remaining contractual life of Options	1 year 7 months 13 days	1 year 7 months 13 days	2 years 10 days
CIESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards	₨ 0
Performance period of awards	3 years from the date of grant	3 years from the date of grant
Exercise period | yr	7	7
Weighted average share price at date of exercise of stock options	₨ 375.89
Weighted average remaining contractual life of Options	3 months 21 days	3 months 21 days	9 months 18 days
Employee share option plan of Vedanta Resources Plc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognised on account of cash settled share based plan	₨ 235	$ 3	₨ 221	₨ 221
Share based compensation liability	1,125		860		$ 15
Expense recognised on account of equity settled share based plan	805	11	859
Share based payments capitalised	₨ 20	$ 0	₨ 262